Financial instruments - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash and cash equivalents, current
Cash at bank and in hand	€ 3,112	€ 3,241	€ 3,601
Short-term deposits	883	2,436	981
Other cash equivalents	349	459	388
Cash and cash equivalents	4,344	6,136	4,970
Other financial assets, current
Financial assets at amortised cost	478	736	835
Financial assets at fair value through other comprehensive income	0	0	61
Other financial assets	1,123	1,330	1,445
Current financial assets	5,467	7,466	6,415
Cash and cash equivalents, non-current
Cash at bank and in hand	0	0	0
Short-term deposits	0	0	0
Other cash equivalents	0	0	0
Cash and cash equivalents	0	0	0
Other financial assets, non-current
Financial assets at amortised cost	467	526	560
Financial assets at fair value through other comprehensive income	537	600	525
Other financial assets	1,570	1,571	1,506
Non-current financial assets	1,570	1,571	1,506
Cash and cash equivalents, total
Cash at bank and in hand	3,112	3,241	3,601
Short-term deposits	883	2,436	981
Other cash equivalents	349	459	388
Cash and cash equivalents	4,344	6,136	4,970
Other financial assets, total
Financial assets at amortised cost	945	1,262	1,395
Financial assets at fair value through other comprehensive income	537	600	586
Other financial assets	2,693	2,901	2,951
Financial assets	7,037	9,037	7,921
Financial assets at amortised cost	467	526	560
Judicial deposits
Other financial assets, non-current
Financial assets at amortised cost	174	196	212
Other financial assets, total
Financial assets at amortised cost	174	196	212
Derivatives
Other financial assets, current
Financial assets at fair value through profit or loss	157	149	79
Other financial assets, non-current
Financial assets at fair value through profit or loss	203	68	39
Other financial assets, total
Financial assets at fair value through profit or loss	360	217	118
Other
Other financial assets, current
Financial assets at fair value through profit or loss	488	445	470
Other financial assets, non-current
Financial assets at fair value through profit or loss	363	377	382
Other financial assets, total
Financial assets at fair value through profit or loss	€ 851	€ 822	€ 852